SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2017
SHARE-BASED PAYMENTS
Expenses from share based payment arrangements

Figures in million - SA rand	Notes	2017	2016	2015
Sibanye 2017 Share Plan	6.1	(9.0)	-	-
Performance shares		(9.0)	-	-
Sibanye Gold Limited 2013 Share Plan	6.2	(208.4)	(172.1)	(119.1)
Performance shares		(186.3)	(145.5)	(96.2)
Bonus shares		(22.1)	(26.6)	(22.9)
Sibanye Gold Limited Phantom Share Scheme	6.3	(11.2)	(83.8)	(155.3)
Performance shares		(11.2)	(83.8)	(136.4)
Bonus shares		-	-	(17.7)
Phantom share dividends		-	-	(1.2)
Stillwater cash settled scheme		(3.3)	-	-
Share-based payment on BEE transaction	6.4	-	(240.3)	-
Total share-based payments		(231.9)	(496.2)	(274.4)

Reconciliation of the share-based payment obligations
Figures in million - SA rand	2017	2016	2015
Share based payment on BEE transaction	399.5	240.3	-
Share based payment	35.0	241.4	599.6
Balance at end of the year	434.5	481.7	599.6

Reconciliation of the share-based payment obligations
Balance at beginning of the year	481.7	599.6	399.2
Share-based payments expense	14.5	83.8	155.3
Share-based payment on BEE transaction	-	240.3	-
Fair value loss on obligations[1]	171.5	1,076.6	87.3
Cash-settled share-based payments paid[2]	(433.6)	(1,518.6)	(42.2)
Share-based payment obligation on acquisition of subsidiary	200.4	-	-
Balance at end of the year	434.5	481.7	599.6

Reconciliation of the non-current and current portion of the share-based payment obligation:
Share-based payment obligations	434.5	481.7	599.6
Current portion of share-based payment obligations	(12.3)	(235.2)	(463.0)
Non-current portion of share-based payment obligations	422.2	246.5	136.6

[1] The fair value adjustment at reporting date is included in loss on financial instruments in profit or loss and not as part of share-based payments expense.

[2] Payments made during the year relates to vesting of shares to employees.

Sibanye 2017 and 2013 Share Plan [Member]
SHARE-BASED PAYMENTS
Summary of activity of other equity instruments
	2016	Instruments granted	Equity-settled instruments exercised during the year			Instruments forfeited	2017
	Number of instruments	Number of instruments[1]	Number of instruments[1]	Average price	Share proceeds (rand)	Number of instruments	Number of instruments
Executive directors
Neal Froneman	1,421,434	3,254,046	1,164,811	22.23	25,890,953	-	3,510,669
Charl Keyter	598,360	1,547,398	441,890	21.09	9,321,625	-	1,703,868
Prescribed officers
Chris Bateman[2]	-	413,920	-	-	-	-	413,920
Hartley Dikgale	288,235	854,177	249,867	21.73	5,429,285	-	892,545
Dawie Mostert	345,231	890,147	256,239	20.56	5,269,478	-	979,139
Jean Nel[3]	166,151	-	-	-	-	166,151	-
Themba Nkosi	67,666	625,869	53,463	12.56	671,388	-	640,072
Wayne Robinson	324,682	921,495	165,169	13.26	2,189,959	-	1,081,008
Richard Stewart	484,170	1,132,375	147,356	14.39	2,120,644	-	1,469,189
Robert van Niekerk	445,920	1,280,519	361,056	21.80	7,870,624	-	1,365,383
John Wallington[4]	126,740	717,372	39,414	11.28	444,590	-	804,698

[1] Instruments granted and exercised may differ from that presented in the Integrated Annual Report 2017 as the instruments granted and exercised presented above includes the Bonus Shares granted and exercised that relate to the rights offer.

[1] Appointed as a prescribed officer on 1 July 2017.

[2] Appointed as a prescribed officer on 13 April 2016, and resigned as a prescribed officer on 1 November 2016. Jean forfeited the instruments granted after his notice period in 2017.

[3] Resigned as prescribed officer on 30 June 2017.

Sibanye 2017 Share Plan [Member]
SHARE-BASED PAYMENTS
Summary of percentile on peer group

TSR element of performance conditions
Percentile on peer group TSR curve	% vesting
0%	0%
10%	0%
20%	0%
30%	5%
40%	20%
50%	35%
60%	55%
70%	75%
80%	90%
90%	100%
100%	100%

Summary of return on capital employed
ROCE element of performance condition
Annual ROCE	% vesting
≤Ke	0.00%
Ke + 1%	16.7%
Ke + 2%	33.3%
Ke + 3%	50.0%
Ke + 4%	66.7%
Ke + 5%	83.3%
Ke + 6%	100.00%

Inputs to the models for equity instruments granted during the year

Performance		Bonus
shares		Shares
2017	MONTE CARLO SIMULATION	2017
53.96%	Weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	53.96%
3	Expected term (years)	n/a
n/a	Expected term (months)	9 - 18
4.65%	Expected dividend yield	4.65%
7.40%	Weighted average three-year risk-free interest rate (based on SA interest rates)	7.24%
n/a	Marketability discount	1.27% / 0.50%
24.07	Weighted average fair value	24.84 / 24.14

Summary of activity of other equity instruments

Performance		Bonus
shares		Shares
2017	Number of instruments	2017
Movement during the year:
2,376,742	Granted during the year	-
10,933,066	Supplementary awards related to the SGL 2013 Plan1	-
(105,449)	Exercised and released	-
(250,471)	Forfeited	-
12,953,888	Outstanding at end of the year	-

SGL 2013 Share Plan
SHARE-BASED PAYMENTS
Summary of activity of other equity instruments

Performance shares				Bonus Shares
2015	2016	2017	Number of instruments	2017	2016	2015
23,289,262	9,398,072	10,610,779	Outstanding at beginning of the year	250,827	417,266	595,012
			Movement during the year:
3,059,058	5,103,184	12,851,131	Granted during the year	2,421,522	504,739	862,702
(16,690,497)	(3,832,758)	(2,616,050)	Exercised and released	(2,126,415)	(667,063)	(1,010,209)
(259,751)	(57,719)	(1,466,474)	Forfeited	(99,465)	(4,115)	(30,239)
9,398,072	10,610,779	19,379,386	Outstanding at end of the year	446,469	250,827	417,266

Sibanye 2013 Share Plan - Allocations From March 2016 Onwards [Member]
SHARE-BASED PAYMENTS
Inputs to the models for equity instruments granted during the year

Performance			Bonus
shares			Shares
2016	2017	MONTE CARLO SIMULATION	2017	2016
55.12%	53.96%	Weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	53.96%	55.15%
3	3	Expected term (years)	n/a	n/a
n/a	n/a	Expected term (months)	9 - 18	9 - 18
3.75%	4.65%	Expected dividend yield	4.65%	3.75%
8.51%	7.40%	Weighted average three-year risk-free interest rate (based on SA interest rates)	7.24%	7.78%
n/a	n/a	Marketability discount	1.27% / 0.50%	1.60% / 0.69%
50.81	24.07	Weighted average fair value	24.84 / 24.14	54.27 / 53.02

Sibanye 2013 Share Plan Allocations Before March 2016 [Member]
SHARE-BASED PAYMENTS
Inputs to the models for equity instruments granted during the year

Performance		Bonus
shares		Shares
2015	MONTE CARLO SIMULATION	2015

42.3%	Weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	42.3%
3	Expected term (years)	n/a
n/a	Expected term (months)	9 - 18
4.9%	Expected dividend yield	4.9%
6.4%	Weighted average three-year risk-free interest rate (based on SA interest rates)	6.4%
n/a	Marketability discount	2.1%
37.41	Weighted average fair value	25.56

SGL Phantom Scheme
SHARE-BASED PAYMENTS
Summary of activity of other equity instruments

Performance shares				Bonus Shares
2015	2016	2017	Number of instruments	2017	2016	2015
22,212,627	20,198,875	5,301,626	Outstanding at beginning of the year	-	-	1,731,262
			Movement during the year:
(773,814)	(14,275,138)	(5,178,775)	Vested and paid	-	-	(1,668,503)
(1,239,938)	(622,111)	(122,851)	Forfeited	-	-	(62,759)
20,198,875	5,301,626	-	Outstanding at end of the year	-	-	-